ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule Of Consolidated Financial Information) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated financial information [Line Items]
Cash and cash equivalents		$ 79,370	$ 56,226
Restricted cash		30,390	122,316
Short-term investments		410	2,619
Accounts receivable, net		4,702	4,044
Financing receivable, net	[1]	301,773	144,457
Prepaid expenses and other current assets		20,749	50,321
Amounts due from related parties		13,419	16,484
Total current assets		450,813	403,938
Long-term loan receivable, net		330	15,273
Property and equipment, net		28,666	33,289
Long-term investments		695,348	810,990
Other non-current assets		1,687	2,313
Non-current assets held for sale			2,030
Total assets		1,176,844	1,267,833
Accounts payable		5,561	5,031
Short-term debt		37,202	106,919
Accrued expenses and other current liabilities		19,781	29,731
Payable to investors		182,951	48,893
Amounts due to related parties		10,914	36
Deferred revenue and advance from customers		5,954	3,885
Income tax payable		7,860	6,118
Current liabilities held for sale			8,138
Total current liabilities		270,223	208,751
Long-term payable to investors		59,916
Total liabilities		438,378	338,445
Net revenue		63,364	41,111	$ 46,668
Net loss		(185,352)	(220,128)	60,460
Loss from continuing operations		(194,053)	(223,177)	29,790
(Loss) income from discontinued operations		8,701	1,520	30,288
Net cash provided by operating activities		(11,005)	(50,042)	56,439
Net cash used in investing activities		(193,283)	(248,984)	109,215
Net cash provided by financing activities		226,075	180,430	(134,832)
VIEs and their subsidiaries [Member]
Consolidated financial information [Line Items]
Cash and cash equivalents		55,908	15,359
Restricted cash		288
Short-term investments		410	2,748
Accounts receivable, net		4,702	4,044
Financing receivable, net		228,224	72,619
Prepaid expenses and other current assets		17,988	22,932
Amounts due from related parties		10,219	425
Current assets held for sale			3,917
Total current assets		317,739	122,044
Long-term loan receivable, net		330	15,273
Property and equipment, net		1,058	2,327
Long-term investments		36,470	18,852
Other non-current assets		876	1,195
Non-current assets held for sale			1,888
Total non-current assets		38,734	39,535
Total assets		356,473	161,579
Accounts payable		5,423	4,914
Short-term debt		7,202	6,919
Accrued expenses and other current liabilities		11,277	13,762
Payable to investors		182,810	46,219
Amounts due to related parties		222	36
Deferred revenue and advance from customers		5,804	3,670
Income tax payable		7,163	5,652
Current liabilities held for sale			7,729
Total current liabilities		219,901	88,901
Total liabilities		219,901	88,901
Net revenue		61,948	39,017	46,012
Loss from continuing operations		(31,997)	(68,991)	(66,467)
(Loss) income from discontinued operations		829	4,302	(26,025)
Net cash provided by operating activities		68,374	34,652	24,502
Net cash used in investing activities		(187,621)	(102,061)	(20,696)
Net cash provided by financing activities		148,080	55,928
Consolidated Assets Backed Financing Entities [Member]
Consolidated financial information [Line Items]
Financing receivable, net		73,549
Total assets		73,549
Accrued expenses and other current liabilities		4
Payable to investors		141
Long-term payable to investors		59,916
Total liabilities		60,061
Net revenue
Net loss		375
Net cash provided by operating activities
Net cash used in investing activities
Net cash provided by financing activities

[1]	The Company consolidated Shanghai Renren Finance Leasing Asset-Backed Special Plans (the "Plans"), see Note 1.